Other liabilities (Schedule of other current liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current assets
Unearned revenue	$ 0.0	$ 0.6
Environmental and other provisions	29.9	22.3
Pension liability	1.0	3.3
Other employee benefits	3.5	3.8
Other liabilities	$ 34.4	$ 30.0